SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue (note 3)	$ 343,918	$ 233,643
Operating costs (note 4(a))	(77,059)	(57,672)
Royalties (note 4(b))	(8,536)	(5,795)
EXPLORATION AND EVALUATION EXPENSES (note 5)	(34,595)	(34,616)
Impairment of exploration and evaluation properties		(72,743)
GENERAL AND ADMINISTRATIVE EXPENSES (note 6)	(16,899)	(13,408)
Segment profit (loss) as provided to the CODM	206,829	49,409
Depletion and depreciation	(40,683)	(28,649)
Interest income	10,845	5,387
Depreciation	(407)	(504)
Share based payments (note 20)	(4,815)	(3,221)
Interest and accretion expense (note 7)	(6,891)	(11,838)
Fair value adjustments on financial instruments	3,138
Foreign exchange and other gain (loss)	8,246	(1,443)
Loss on extinguishment of Project Loan		(1,547)
INCOME BEFORE TAXES	176,262	7,594
Property, plant and equipment (note 11)	202,585	211,719
Exploration and evaluation properties	181,993	170,000
Total assets	598,349	535,778
Total liabilities	(90,904)	(135,237)
Mexico
Disclosure of geographical areas [line items]
Revenue (note 3)	343,918	233,451
Operating costs (note 4(a))	(77,059)	(57,672)
Royalties (note 4(b))	(8,536)	(5,795)
EXPLORATION AND EVALUATION EXPENSES (note 5)	(8,071)	(8,740)
Segment profit (loss) as provided to the CODM	250,252	161,244
Property, plant and equipment (note 11)	201,417	210,339
Total assets	378,619	336,374
Panama
Disclosure of geographical areas [line items]
EXPLORATION AND EVALUATION EXPENSES (note 5)	(5,245)	(6,001)
Impairment of exploration and evaluation properties		(72,429)
GENERAL AND ADMINISTRATIVE EXPENSES (note 6)	(755)
Segment profit (loss) as provided to the CODM	(6,000)	(78,430)
Exploration and evaluation properties	10,000	10,000
Total assets	10,809	10,673
USA
Disclosure of geographical areas [line items]
EXPLORATION AND EVALUATION EXPENSES (note 5)	(20,875)	(19,377)
Impairment of exploration and evaluation properties		(314)
Segment profit (loss) as provided to the CODM	(20,875)	(19,691)
Property, plant and equipment (note 11)	613	525
Exploration and evaluation properties	171,993	160,000
Total assets	173,260	161,137
Canada
Disclosure of geographical areas [line items]
Revenue (note 3)		192
EXPLORATION AND EVALUATION EXPENSES (note 5)	(404)	(498)
GENERAL AND ADMINISTRATIVE EXPENSES (note 6)	(16,144)	(13,408)
Segment profit (loss) as provided to the CODM	(16,548)	(13,714)
Property, plant and equipment (note 11)	555	855
Total assets	$ 35,661	$ 27,594